Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental information .
Accounts receivable	$ 15,332	$ 48,913
Crude oil inventory	15,987	(1,638)
Prepaid expenses	(5,476)	(2,882)
Accounts payable and accrued liabilities	(14,772)	(137,209)
Income taxes payable	(877)	(31,994)
Foreign exchange	(6,251)	2,590
Changes in non-cash working capital	3,943	(122,220)
Changes in non-cash operating working capital	12,365	(65,148)
Changes in non-cash investing working capital	(8,422)	(57,072)
Changes in non-cash working capital	$ 3,943	$ (122,220)